Catholic Responsible Investments Funds

Statement of Certification

Pursuant to Rule 497(j)

Catholic Responsible Investments Funds (the “Trust”) hereby certifies that, to the best of its knowledge, the forms of Prospectus and Statement of Additional Information dated March 1, 2026 that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-258156 and 811-23718), which was filed electronically on February 27, 2026 (Accession No. 0001398344-26-003999).

Catholic Responsible Investments Funds

By:	/s/ Alexander F. Smith
Alexander F. Smith

Title:	Vice President and Assistant Secretary
Date:	March 4, 2026